CRITICAL AUDIT MATTERS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Apr. 22, 2020
Marketing Expenses	$ 3,065,069
Trade Show Set Up Expenses [Member]
Other expenses	134,930
Trade Show Materials [Member]
Other expenses	$ 479,331
First Capital Venture [Member]
Claim against the merchant services		$ 649,312
T1 Payment, LLC[Member]
Claim against the merchant services		$ 649,312